Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 14:-	EQUITY

a.	The Ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Stock Option Plans:

Under the Company’s 2007 Stock Option Plan, as amended (“the 2007 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the original 2007 Stock Option Plan, the Company reserved 1,500,000 Ordinary shares for issuance. In 2012, the Company increased the number of Ordinary shares reserved for issuance under the 2007 Plan by additional 1,000,000 Ordinary shares.

On December 31, 2015, the Company’s Board of Directors increased the amount of Ordinary shares reserved for issuance under the 2007 Plan by additional 250,000 Ordinary shares and extended the 2007 Plan by 10 years whereas it will expire on August 1, 2027. As of December 31, 2020, an aggregate of 932,500 Ordinary shares of the Company are available for future grants under the 2007 Plan. Each option granted under the 2007 Plan is exercisable for a period of ten years from the date of the grant of the option.

The exercise price for each option is determined by the Board of Directors and set forth in the Company’s award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2007 Plan.

On March 7, 2021, the Company granted to one of its senior executive officers 80,000 options to purchase its shares with no exercise price. The options will vest over a four-year period, and include several performance criteria related to the Company’s results of operations.

No grants were made to employees or directors in 2020.

A summary of employee option activity under the 2007 Plan as of December 31, 2021 and changes during the year ended December 31, 2021 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2021	24,250	$3.45	1.24	$380
Granted	80,000	-
Exercised	(38,000)	1.12
Forfeited	-

Outstanding at December 31, 2021	66,250	$0.45	7.96	$1,360

Exercisable at December 31, 2021	26,250	$1.03	6.95	$522

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2021. This amount is changed based on the market value of the Company’s Ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2019, 2020 and 2021 was $537, $765 and $628, respectively. As of December 31, 2020, there was $393 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 1.29 years.

The options outstanding as of December 31, 2021, have been separated into exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Options exercisable	Weighted average exercise price of exercisable options
In $
0	60,000	1.60	20,000	$0
4.32	6,250	8.62	6,250	$4.32
	66,250	7.96	26,250	$1.03

c.	Accumulated other comprehensive income (loss):

	December 31,
	2021	2020	2019
Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$-	$-	$1
Accumulated foreign currency translation adjustments	9,268	7,809	(351)
Accumulated unrealized gain on derivative instruments, net	26	26	26

Total other comprehensive income (loss)	$9,294	$7,835	$(324)

d.	Dividend distribution policy

On August 9, 2017, the Company’s Board of Directors decided to amend the dividend distribution policy announced in 2012. According to the Company’s amended policy, each year the Company will distribute a dividend of up to 75% of its annual distributable profits. The Company’s Board of Directors may at its discretion and at any time, change, whether as a result of a one-time decision or a change in policy, the rate of dividend distributions and/or decide not to distribute a dividend, all at its discretion.

On March 4, 2019, the Company declared a dividend distribution of $ 0.15 per share ($ 7,335 in the aggregate) which was paid on March 25, 2019. On August 13, 2019, the Company declared a dividend distribution of $ 0.156 per share ($ 7,628 in the aggregate) which was paid on September 12, 2019. On May 26, 2020, the Company declared a dividend distribution of $ 0.08 per share ($ 3,918 in the aggregate) which was paid on June 25, 2020. On August 13, 2020, the Company declared a dividend distribution of $ 0.175 per share ($ 8,585 in the aggregate) which was paid on September 10, 2020. On March 8, 2021, the Company declared a dividend distribution of $ 0.21 per share ($ 10,297 in the aggregate) which was paid on April 7, 2021. On August 12, 2021, the Company declared a dividend distribution of $ 0.23 per share ($ 11,480 in the aggregate) which was paid on September 14, 2021.